Shareholders' Equity (Details 4) (USD $)	12 Months Ended
Dec. 31, 2014
Shareholders' Equity [Abstract]
Exercise price	$ 14.65
Warrants outstanding	22,274 [1]
Weighted average remaining Contractual life (years)	5 months 1 day

[1]	All warrants are exercisable as of December 31, 2014